Emissions Liabilities - Summary of Changes in Emissions Rights Quantities (Detail)	12 Months Ended
Dec. 31, 2023 CO2
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	306,575
Allocation at no cost	4,432,161
Purchase	213,609
Surrender or shall be surrendered	(4,594,829)
Borrowing	41,947
Ending	399,463
Quantities allocated in 2021 [member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	0
Allocation at no cost	1,385,433
Purchase	0
Surrender or shall be surrendered	(1,421,570)
Borrowing	36,137
Ending	0
Quantities Allocated in 2022 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	0
Allocation at no cost	1,602,751
Purchase	213,609
Surrender or shall be surrendered	(1,515,595)
Borrowing	5,810
Ending	306,575
Quantities Allocated in 2023 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	306,575
Allocation at no cost	1,443,977
Purchase	0
Surrender or shall be surrendered	(1,657,664)
Borrowing	0
Ending	92,888